Note 4 - Private Placement (Details Textual) - USD ($)	Aug. 22, 2017	Aug. 01, 2017	Dec. 06, 2018
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Private Placement [Member]
Number of Warrants Issued	55,500	11,100,000
Sale of Stock, Price Per Share		$ 1
Proceeds from Issuance of Warrants	$ 277,500	$ 11,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50